GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
GOODWILL
Impairment charge	$ 0	$ 0
Goodwill
Goodwill	$ 11,385,323	$ 11,385,323
Number of reporting units for purposes of evaluating goodwill	1